SCHEDULE OF NOTES PAYABLE AND OTHER DEBT (Details) (Parenthetical) $ in Millions					3 Months Ended	12 Months Ended
	Dec. 30, 2022	Oct. 21, 2022 Facility	Oct. 01, 2021	Sep. 30, 2021 USD ($)	Mar. 31, 2023 Integer	Dec. 31, 2022 Integer
Number of skilled nursing facilities | Facility		3
Key Bank [Member]
Debt instrument, maturity date range, start	Aug. 25, 2023
Debt instrument, maturity date range, end	Aug. 25, 2025
Meadowood [Member]
Debt instrument, maturity date range, start			May 01, 2022
Debt instrument, maturity date range, end			Oct. 01, 2026
Coosa Valley Health Care [Member]
Prepayment penalties capped percentage				5.00%
New fees amount | $				$ 0.1
Default interest rate				5.00%
Prepayment penalties capped percentage in second year				4.00%
Prepayment penalties percentage capped thereafter				1.00%
Senior debt - guaranteed by HUD [Member]
Number of skilled nursing facilities					7	7
Percentage of debt insured					100.00%	100.00%
Senior debt - guaranteed by USDA [Member]
Number of skilled nursing facilities					2	2
Annual renewal fee for the USDA guarantee percentage					0.25%	0.25%
Debt instrument prepayment penalties percentage					1.00%	1.00%
Prepayment penalties capped percentage					1.00%	1.00%
Prepayment penalties percentage capped, period					10 years	10 years
Prepayment penalties percentage capped thereafter					0.00%	0.00%
Senior debt - guaranteed by SBA [Member]
Amortization of deferred financing costs percentage					1.00%
Number of skilled nursing facilities					1	1
Percentage of debt insured					75.00%	75.00%
Number of licensed beds					126	126
Senior debt - other mortgage indebtedness [Member]
Amortization of deferred financing costs percentage					0.34%	0.34%
Minimum [Member]
Amortization of deferred financing costs percentage					0.09%	0.09%
Minimum [Member] | Senior debt - guaranteed by USDA [Member]
Percentage of debt insured					70.00%	70.00%
Maximum [Member]
Amortization of deferred financing costs percentage					0.53%	0.53%
Maximum [Member] | Senior debt - guaranteed by USDA [Member]
Percentage of debt insured					80.00%	80.00%